Note 9 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2014
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments [Table Text Block]
Year ending November 30,	Capital Lease	Operating Lease
	$	$

2015	27,272	78,308
2016	27,272	-
2017	19,052	-
	73,596	78,308
Less: amounts representing interest at 14%	9,987	-
	63,609	78,308
Less: current portion	21,449	78,308
Balance, long-term portion	42,160	-